$TheB

PRINCETON LONG/SHORT TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.5%
	U.S. TREASURY BILLS — 58.5%
4,000,000	United States Treasury Bill(a)			0.000	10/21/21	$ 3,999,830
4,000,000	United States Treasury Bill(a)			0.000	10/28/21	3,999,790
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,999,779)					7,999,620

Shares						Fair Value
	SHORT-TERM INVESTMENT — 15.9%
	MONEY MARKET FUND - 15.9%
2,170,493	First American Government Obligations Fund, Class X, 0.03% (Cost $2,170,493)(b)					2,170,493

Contracts(c)
	EQUITY OPTIONS PURCHASED - 25.5%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 25.5%
5,718	Nomura Call Option(d)	Nomura	02/21/2023	$ 0.0001	$ 4,947,082	$ 3,481,971
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,947,082)

	TOTAL INVESTMENTS - 99.9% (Cost $15,117,354)					$ 13,652,084
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%					13,928
	NET ASSETS - 100.0%					$ 13,666,012

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c) (d)

Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The Nomura Call option provides Princeton Long/Short Treasury Fund with access to the performance of the Galaxy Plus Fund - ProfitScore Long/Short Feeder Fund (536) LLC ("GPPS"). GPPS effectuates its trading strategy through the Galaxy Plus Fund - ProfitScore Long/Short Master Fund (536) LLC ("GPPSM"). The trading strategy of GPPSM is a short quantative trading program that specializes in treasury futures. Nomura invests into the Feeder (GPPS) and then the Feeder invests in the Master (GPPSM).  GPPS charges a 2.0% management fee and 0% incentive fee. The redemption frequency is daily, with one business day's notice.

At September 30, 2021, GPPSM held the following underlying investment:

FUTURES CONTRACT
Short				Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Counterparty	Expiration	Amount at Value	Gain
(70)	US Ultra Bond Future	UBS Securities LLC	Sep-21	$ (13,498,477)	$ 10,352
	Total Unrealized Gain from Open Short Future Contracts				10,352